Fees Summary	Aug. 26, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 601,000
Previously Paid Amount	0.00
Total Fee Amount	92.01
Total Offset Amount	0.00
Net Fee	92.01
Narrative - Max Aggregate Offering Price	$ 601,000
Final Prospectus	true